SEGMENT INFORMATION (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 753,639,952	$ 576,798,357	$ 306,955,142
Effect from restatement in constant currency	94,446,670	342,962,538	902,389,332
Revenue, total	848,086,622	919,760,895	1,209,344,474
Cost of sales before effect from restatement in constant currency	510,721,010	349,813,489	188,527,024
Effect from restatement in constant currency	152,358,899	323,976,261	717,429,897
Cost of sales, total	663,079,909	673,789,750	905,956,921
Effect from restatement in constant currency	14,714,093	38,575,699	82,496,999
Selling, administrative and other expenses, total	89,531,952	90,268,910	108,133,930
Effect from restatement in constant currency	71,901,599	75,975,003	87,125,588
Depreciation and amortization, total	85,527,637	82,384,381	92,217,435
Effect from restatement in constant currency	(72,626,322)	(19,589,422)	102,462,436
Revenues less cost of sales, selling and administrative expenses, and other gains and losses, total	95,474,761	155,702,235	195,253,623
Tax on debits and credits to bank accounts	(9,032,797)	(9,761,433)	(13,396,600)
Financial results gain (loss), net	(49,076,899)	182,341,501	(131,959,765)
Income tax	(14,544,529)	(126,188,528)	(22,165,913)
NET PROFIT FOR THE YEAR	22,820,536	202,093,775	27,731,345
Operating segments
Disclosure of operating segments [line items]
Selling, administrative and other gains and expenses before effect from restatement in constant currency	74,817,859	51,693,211	25,636,931
Depreciation and amortisation expense before effect from restatement in constant currency	13,626,038	6,409,378	5,091,847
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	168,101,083	175,291,657	92,791,187
Operating segments | Cement, masonry cement and lime
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	417,422,591	292,531,446	156,232,174
Selling, administrative and other gains and expenses before effect from restatement in constant currency	64,626,312	45,884,427	22,704,721
Depreciation and amortisation expense before effect from restatement in constant currency	10,119,219	4,718,826	4,074,405
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	171,931,150	172,474,133	90,747,751
Operating segments | Cement, masonry cement and lime | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	631,705,526	498,089,236	262,172,463
Operating segments | Cement, masonry cement and lime | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	22,274,527	12,800,770	7,512,183
Operating segments | Concrete
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	70,882,103	45,145,185	27,268,056
Selling, administrative and other gains and expenses before effect from restatement in constant currency	4,292,742	1,798,507	896,042
Depreciation and amortisation expense before effect from restatement in constant currency	396,739	215,603	137,133
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	(4,192,919)	(1,032,514)	600,421
Operating segments | Concrete | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	70,981,926	45,911,178	28,764,519
Operating segments | Rail services
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	66,408,761	47,920,996	22,697,501
Selling, administrative and other gains and expenses before effect from restatement in constant currency	3,642,556	2,404,037	1,344,324
Depreciation and amortisation expense before effect from restatement in constant currency	2,049,340	1,129,139	719,256
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	(981,083)	3,745,522	229,850
Operating segments | Rail services | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	30,014,371	20,122,374	9,332,110
Operating segments | Rail services | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	39,055,863	33,948,181	14,939,565
Operating segments | Aggregates
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	21,824,059	14,910,149	7,999,859
Selling, administrative and other gains and expenses before effect from restatement in constant currency	225,240	160,570	95,557
Depreciation and amortisation expense before effect from restatement in constant currency	1,031,243	339,618	154,159
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	(2,586,134)	(938,986)	1,206,885
Operating segments | Aggregates | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	11,592,160	8,053,922	5,261,289
Operating segments | Aggregates | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	7,871,005	6,077,811	4,041,012
Operating segments | Others
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	4,864,059	3,382,932	1,179,886
Selling, administrative and other gains and expenses before effect from restatement in constant currency	2,031,009	1,445,670	596,287
Depreciation and amortisation expense before effect from restatement in constant currency	29,497	6,192	6,894
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	3,930,069	1,043,502	6,280
Operating segments | Others | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	9,345,969	4,621,647	1,424,761
Operating segments | Others | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	1,479,168	1,250,457	357,692
Segment-to-segment deletions
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(70,680,563)	(54,077,219)	(26,850,452)
Cost of sales before effect from restatement in constant currency	$ (70,680,563)	$ (54,077,219)	$ (26,850,452)